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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cincinnati Life Insurance Company
            ------------------------------------------
Address:    6200 South Gilmore Road
            ------------------------------------------
            Fairfield, Ohio 45014
            ------------------------------------------

 Form 13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth W. Stecher
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    (513) 870-2626
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kenneth W. Stecher      Fairfield, Ohio                     August 12, 2004
-----------------------  ------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      1
                                              -----------------------

Form 13F Information Table Entry Total:                25
                                              -----------------------

Form 13F Information Table Value Total:      $    416,919
                                              -----------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


01 Cincinnati Financial Corporation 13F File No. 028-10798


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP        Common       020039103      47,583         940,000  SH            SHARED           01                940,000   --
CINERGY CORP       Common       172474108      20,425         537,500  SH            SHARED           01                537,500   --
PIEDMONT
 NATURAL GAS       Common       720186105         436          10,200  SH            SHARED           01                 10,200   --
FIFTH THIRD
 BANCORP           Common       316773100      55,723       1,036,125  SH            SHARED           01              1,036,125   --
FIRST MERIT
 CORPORATION       Common       337915102       2,637         100,000  SH            SHARED           01                100,000   --
LINCOLN
 NATIONAL CORP     Common       534187109       7,088         150,000  SH            SHARED           01                150,000   --
NATIONAL CITY
 CORPORATION       Common       635405103      56,297       1,608,032  SH            SHARED           01              1,608,032   --
PNC FINANCIAL
 SERVICES GROUP    Common       693475105      12,957         244,100  SH            SHARED           01                244,100   --
SKY FINANCIAL
 GROUP INC         Common       83080P103       7,565         305,900  SH            SHARED           01                305,900   --
U S BANCORP        Common       902973304       6,890         250,000  SH            SHARED           01                250,000   --
WELLS FARGO & CO   Common       949746101      21,747         380,000  SH            SHARED           01                380,000   --
ALLIANCE CAPITAL
 MGMT HLDG
 LTD PART          Common       01855A101      38,156       1,123,900  SH            SHARED           01              1,123,900   --
COMMERCIAL NET
 LEASE REALTY      Common       202218103       7,114         413,600  SH            SHARED           01                413,600   --
DEVELOPERS
 DIVERSIFIED
 REALTY            Common       251591103      15,917         450,000  SH            SHARED           01                450,000   --
DUKE REALTY CORP   Common       264411505       5,392         169,500  SH            SHARED           01                169,500   --
EQUITY
 RESIDENTIAL
 PROPS             Common       29476L107       6,398         215,192  SH            SHARED           01                215,192   --
EXXON MOBIL
 CORPORATION       Common       30231G102      18,030         406,000  SH            SHARED           01                406,000   --
FORTUNE
 BRANDS INC        Common       349631101       7,543         100,000  SH            SHARED           01                100,000   --
GENERAL
 ELECTRIC CO.      Common       369604103       3,240         100,000  SH            SHARED           01                100,000   --
GLIMCHER
 REALTY TRUST      Common       379302102      19,908         900,000  SH            SHARED           01                900,000   --
JOHNSON & JOHNSON  Common       478160104       6,963         125,000  SH            SHARED           01                125,000   --
MERCK & COMPANY    Common       589331107      25,650         540,000  SH            SHARED           01                540,000   --
PFIZER INC         Common       717081103       4,285         125,000  SH            SHARED           01                125,000   --
SYSCO CORP         Common       871829107         897          25,000  SH            SHARED           01                 25,000   --
WYETH              Common       983024100      18,080         500,000  SH            SHARED           01                500,000   --
                                              416,919      10,755,049                                                10,755,049   --